Document and Entity Information	Dec. 13, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001548187
Document Type	8-K
Document Period End Date	Dec. 13, 2021
Entity Registrant Name	Soliton, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38815
Entity Tax Identification Number	36-4729076
Entity Address, Address Line One	5304 Ashbrook Drive
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77081
City Area Code	(844)
Local Phone Number	705-4866
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	SOLY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false